STOCK-BASED COMPENSATION (Details Narrative) - USD ($)				3 Months Ended	12 Months Ended
	Oct. 24, 2024	Oct. 11, 2024	Apr. 17, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option exercise price				$ 0	$ 0.93
Fair value of the options vested					$ 524,960
Fair value of the options granted					538,323
Fair value of the non vested options granted					13,368
Compensation expense				$ 3,341
Future compensation expense				$ 7,798	13,368
Weighted average remaining term				9 months
Intrinsic value
Stock price				$ 0.35
2024 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock awards description	Awards to be made under the 2024 Plan consist of covering up to the sum of (i) 1,600,000 shares; and (ii) an annual increase commencing on January 1, 2025 and continuing annually on each anniversary thereof through (and including) January 1, 2035, equal to the lesser of (A) 5% of the shares of Company Common Stock outstanding on a fully diluted basis on the last day of the immediately preceding fiscal year and (B) such smaller number of shares as determined by the Board or the Committee (the “Overall Share Limit”).
Stock option granted	1,600,000
Vesting terms description		Vesting terms of these options are as follows: (i) 1,076,000 options vest upon issuance and (ii) 55,000 options vest 50% upon issuance and 50% on the one-year anniversary of the grant date.
2024 Stock Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option exercise price		$ 0.93
Common Class A [Member] | 2024 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued	1,600,000
Stock option granted		1,131,000
Fair value of the options vested		$ 538,323
Common Class A [Member] | Chief Financial Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued For compensation			71,832
Ffair value			$ 1.67